Note 4 - Derivatives Measured at Fair Value (Details)	6 Months Ended
Jun. 30, 2016 USD ($)
PIK Note Derivative Liability [Member]
Issuance of additional PIK Notes	$ 9,383
Balance at beginning of year	5,138,857
Net unrealized gains included in net (loss)	(1,291,406)
Balance at end of year	$ 3,856,834